Shareholder Report, Average Annual Return (Details)	10 Months Ended
Jul. 31, 2024
REX FANG & Innovation Equity Premium Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	25.13%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.18%
REX FANG & Innovation Equity Premium Income ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	25.39%